Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43336
Entity Registrant Name	Einride AB
Entity Central Index Key	0002095096
Entity Address, Address Line One	Stadsgården 6
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	116 45